COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Skintrinsiq Devices
Long-Term Purchase Commitment [Line Items]
Initial commitment amount of purchase commitments	$ 5.7